Related-Party Transactions, Summary of Transactions (Details) (USD $)	3 Months Ended					6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Related Party Transactions [Abstract]
Revenues		$ 32,458,000	[1],[2]	$ 18,878,000	[1],[2]	$ 58,811,000	[1],[2]	$ 24,440,000	[1],[2]
Operating and maintenance expenses (a)		3,883,000	[3]	9,956,000	[3]	8,413,000	[3]	21,251,000	[3]
General and administrative expenses		3,071,000		2,233,000		5,829,000		3,795,000
Imbalance settlement gains		2,500,000		1,300,000		5,000,000		2,400,000
Cash distribution paid to Tesoro						12,100,000
Declaration date		Jul. 19, 2012
Cash distribution declared to Tesoro	$ 8,200,000	$ 6,800,000

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[3]	Operating and maintenance expenses include imbalance settlement gains of $2.5 million and $1.3 million for the three months ended June 30, 2012 and 2011, respectively, and $5.0 million and $2.4 million in the six months ended June 30, 2012 and 2011, respectively.